Employee Benefit Plans (Schedule of Changes in Projected Benefit Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Ending Balance	$ 111,195	$ 112,759	$ 93,101
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	112,759
Defined Benefit Plan, Service Cost	8,023	7,531	5,985
Defined Benefit Plan, Interest Cost	4,072	4,072	3,916
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Actuarial Net (Gains) Losses	(8,957)	13,270
Defined Benefit Plan, Benefits Paid	(3,347)	(5,776)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation	(1,355)	561
Defined Benefit Plan, Benefit Obligation, Ending Balance	111,195	112,759
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	33,953	28,854
Defined Benefit Plan, Service Cost	1,881	1,641	1,116
Defined Benefit Plan, Interest Cost	1,353	1,246	1,035
Defined Benefit Plan, Contributions by Plan Participants	128	122
Defined Benefit Plan, Actuarial Net (Gains) Losses	(5,949)	2,341
Defined Benefit Plan, Benefits Paid	(607)	(251)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Benefit Obligation	0	0
Defined Benefit Plan, Benefit Obligation, Ending Balance	$ 30,759	$ 33,953	$ 28,854